Financial instruments (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Derivatives
Current assets	R$ (27,714)	R$ (3,793)
Non-current assets	(46,664)	(32,666)
Current liabilities	70,305	6,875
Non-current liabilities	161,694	R$ 0
Non-hedge accounting transactions
Disclosure of detailed information about financial instruments [line items]
Beginning balance	0
Change in fair value	5,983
Financial settlement	(235)
Ending balance	5,748
Non-hedge accounting transactions | Exchange swap | Level 2
Disclosure of detailed information about financial instruments [line items]
Beginning balance	0
Change in fair value	752
Financial settlement	(235)
Ending balance	517
Non-hedge accounting transactions | NCE swap | Level 2
Disclosure of detailed information about financial instruments [line items]
Beginning balance	0
Change in fair value	5,231
Financial settlement	0
Ending balance	5,231
Hedge accounting transactions
Disclosure of detailed information about financial instruments [line items]
Beginning balance	(29,584)
Change in fair value	181,740
Financial settlement	(283)
Ending balance	151,873
Accumulated OCI (equity)	(433,213)
Hedge accounting transactions | Dollar put option | Level 2
Disclosure of detailed information about financial instruments [line items]
Beginning balance	(3,793)
Change in fair value	39,932
Financial settlement	0
Ending balance	36,139
Accumulated OCI (equity)	(40,338)
Hedge accounting transactions | Dollar swap | Level 2
Disclosure of detailed information about financial instruments [line items]
Beginning balance	0
Change in fair value	183,398
Financial settlement	0
Ending balance	183,398
Accumulated OCI (equity)	(183,808)
Hedge accounting transactions | Interest rate swaps | Level 2
Disclosure of detailed information about financial instruments [line items]
Beginning balance	(25,791)
Change in fair value	(41,590)
Financial settlement	(283)
Ending balance	(67,664)
Accumulated OCI (equity)	R$ (209,067)